Statutory Financial Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statutory Financial Information Disclosures [Abstract]
Consolidated statutory policyholders' surplus	$ 6,442.8	$ 5,991.0
Statutory net income	1,289.5	1,086.3	808.3
Consolidated statutory policyholders' surplus, net admitted assets of insurance subsidiaries and affiliate that are required to meet minimum statutory surplus requirements in such entities' states of domicile	549.2
Aggregate cash dividends paid to the parent company by subsidiaries	1,000.2
Maximum aggregate dividend amount subsidiaries could pay without prior approval from regulatory authorities	$ 1,346.5